Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.17752%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,687,773.65

Principal:
Principal Collections	$30,694,446.29
Prepayments in Full	$17,648,195.80
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$48,342,642.09
Collections	$53,030,415.74

Purchase Amounts:
Purchase Amounts Related to Principal	$641,280.95
Purchase Amounts Related to Interest	$2,702.28
Sub Total	$643,983.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,674,398.97

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,674,398.97
Servicing Fee	$1,226,067.46	$1,226,067.46	$0.00	$0.00	$52,448,331.51
Interest - Class A-1 Notes	$746,443.33	$746,443.33	$0.00	$0.00	$51,701,888.18
Interest - Class A-2a Notes	$1,030,416.48	$1,030,416.48	$0.00	$0.00	$50,671,471.70
Interest - Class A-2b Notes	$427,035.38	$427,035.38	$0.00	$0.00	$50,244,436.32
Interest - Class A-3 Notes	$1,549,939.21	$1,549,939.21	$0.00	$0.00	$48,694,497.11
Interest - Class A-4 Notes	$253,958.33	$253,958.33	$0.00	$0.00	$48,440,538.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,440,538.78
Interest - Class B Notes	$150,835.53	$150,835.53	$0.00	$0.00	$48,289,703.25
Second Priority Principal Payment	$17,114,263.64	$17,114,263.64	$0.00	$0.00	$31,175,439.61
Interest - Class C Notes	$108,545.94	$108,545.94	$0.00	$0.00	$31,066,893.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,066,893.67
Regular Principal Payment	$237,205,736.36	$31,066,893.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,674,398.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$17,114,263.64
Regular Principal Payment					$31,066,893.67
Total					$48,181,157.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$48,181,157.31	$189.45	$746,443.33	$2.94	$48,927,600.64	$192.39
Class A-2a Notes	$0.00	$0.00	$1,030,416.48	$3.43	$1,030,416.48	$3.43
Class A-2b Notes	$0.00	$0.00	$427,035.38	$2.67	$427,035.38	$2.67
Class A-3 Notes	$0.00	$0.00	$1,549,939.21	$3.37	$1,549,939.21	$3.37
Class A-4 Notes	$0.00	$0.00	$253,958.33	$3.39	$253,958.33	$3.39
Class B Notes	$0.00	$0.00	$150,835.53	$3.82	$150,835.53	$3.82
Class C Notes	$0.00	$0.00	$108,545.94	$4.13	$108,545.94	$4.13
Total	$48,181,157.31	$36.62	$4,267,174.20	$3.24	$52,448,331.51	$39.86

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$254,320,000.00	1.0000000	$206,138,842.69	0.8105491
Class A-2a Notes	$300,340,000.00	1.0000000	$300,340,000.00	1.0000000
Class A-2b Notes	$160,000,000.00	1.0000000	$160,000,000.00	1.0000000
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,315,780,000.00	1.0000000	$1,267,598,842.69	0.9633821

Pool Information
Weighted Average APR	3.772%	3.780%
Weighted Average Remaining Term	54.62	53.82
Number of Receivables Outstanding	45,366	44,637
Pool Balance	$1,471,280,949.11	$1,422,296,736.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,789,227.63	$1,272,365,736.36
Pool Factor	1.0000000	0.9667064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$149,931,000.60
Targeted Overcollateralization Amount	$193,633,868.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$154,697,894.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$289.11
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$289.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		38	$289.11
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$289.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7.61
Average Net Loss for Receivables that have experienced a Realized Loss			$7.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.32%	132	$4,529,104.89
61-90 Days Delinquent	0.00%	1	$19,759.06
91-120 Days Delinquent	0.00%	1	$20,161.52
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.32%	134	$4,569,025.47

Repossession Inventory:
Repossessed in the Current Collection Period		1	29529.13
Total Repossessed Inventory		1	29529.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0045%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0028%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	1

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,556,615.72
2 Months Extended	98	$4,000,728.51
3+ Months Extended	4	$142,473.27

Total Receivables Extended	188	$7,699,817.50
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,250.0	89.4%
Class B Notes	39.5	2.8
Class C Notes	26.3	1.9
Residual Interest	82.0	5.9

Total	$1,397.8	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $69.9M, according to Regulation RR
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer